Tyler Cote
Talcott Resolution Law Group
Talcott Resolution Life Insurance Company
1 Griffin Road North
Windsor, CT 06095-1512
Tel. 1-860-791-0149
tyler.cote@talcottresolution.com

May 5, 2021

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2021.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0149.

Very truly yours,

Tyler Cote
Paralegal, Registered Product Filings
Enclosure

Exhibit A

Talcott Resolution Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 033-73568    The Director VI
The Director Select I
File No. 333-69487    The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-101924    The Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-39620    Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/IR

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
File No. 033-73570    The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select
The Director Choice I
File No. 333-69485    The Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 333-101923    The Director VIII/VIIIR
First Horizon Director II
The BB&T Director Series III/IIIR
AmSouth VA Series III/IIIR
The Director Select Series III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
File No. 033-06952    The Director II-V

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-40410    Leaders Outlook I/IR
Leaders Elite Outlook I/IR
Leaders Solution Outlook I/IR
File No. 333-76419    Leaders I/IR
Leaders Solution I/IR
File No. 333-176152    PRM III

Talcott Resolution Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    PRM III

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73566    Putnam Capital Manager V

Talcott Resolution Life Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73572    Putnam Capital Manager V
File No. 033-17207    Putnam Capital Manager I-IV